Note 10 - Unrecognized Tax Benefit Roll Forward (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Balance	$ 97,000	$ 83,000
Additions based upon tax positions related to the current year	31,000	14,000
Balance	$ 128,000	$ 97,000